Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations

10. Asset Retirement Obligations

The following table reconciles the beginning and ending aggregate carrying amount of our asset retirement obligations for the years ended December 31, 2011 and 2010, which are recorded in other liabilities on our consolidated balance sheets:

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$2,172	$2,014
Liabilities incurred	—	—
Accretion expense	171	158
Revision of estimate	—	—

Balance at end of period	$2,343	$2,172

The accretion expense is recorded in the depreciation, depletion and amortization expense line on the consolidated statements of income.